FEDERATED EQUITY FUNDS

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 30, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:  FEDERATED EQUITY FUNDS (the “Trust”)

Federated Global Strategic Value Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Kaufmann Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Class T Shares

Institutional Shares

Federated Kaufmann Large Cap Fund

Class A Shares

Class C Shares

Class R Shares

Class R6 Shares

Class T Shares

Institutional Shares

Federated Kaufmann Small Cap Fund

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Class R6 Shares

Class T Shares

Institutional Shares

Federated MDT Mid Cap Growth Fund

Class A Shares

Class C Shares

Class R6 Shares

Class T Shares

Institutional Shares

Federated Strategic Value Dividend Fund

Class A Shares

Class C Shares

Class R6 Shares

Class T Shares

Institutional Shares

1933 Act File No. 2-91090

1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2019, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 213 on December 26, 2019.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary